Document And Entity Information	Jul. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jul. 21, 2025
Entity Registrant Name	Fidelity® Ethereum Fund
Entity Central Index Key	0002000046
Entity Emerging Growth Company	true
Entity File Number	001-42163
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-6342530
Entity Address, Address Line One	245 Summer Street V13E
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	800
Local Phone Number	343-3548
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Shares of Beneficial Interest ofFidelity Ethereum Fund
Trading Symbol	FETH
Security Exchange Name	CboeBZX